Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Operating revenues	$ 117,205	$ 131,601	$ 257,107	$ 252,621
Operating revenues from Unigas Pool	12,430	15,075	23,934	28,210
Total operating revenues	129,635	146,676	281,041	280,831
Expenses
Brokerage commission	1,536	1,869	3,451	3,495
Voyage expenses	15,213	17,123	35,874	31,306
Vessel operating expenses	47,373	43,494	94,386	85,612
Depreciation and amortization	34,827	33,349	69,013	66,790
General and administrative costs	10,264	11,320	18,388	17,800
Total operating expenses	109,213	107,155	221,112	205,003
Operating Income	20,422	39,521	59,929	75,828
Realized loss on non-designated derivative instruments	(2)	0	(1,228)	0
Unrealized loss on non-designated derivative instruments	(1,349)	(1,581)	(2,385)	(2,028)
Interest expense	(15,063)	(15,294)	(27,755)	(29,508)
Interest income	1,717	1,550	2,838	3,162
Write off of deferred financing costs	(257)	0	(257)	0
Unrealized foreign exchange (loss)/gain	845	(880)	(146)	(2,403)
Other income	0	0	4,801	0
Profit from sale of vessel	12,617	0	12,617	0
Income before taxes and share of result of equity method investments	18,930	23,316	48,414	45,051
Income taxes	(1,495)	(1,161)	(1,351)	(2,367)
Share of result of equity method investments	4,805	4,687	3,901	9,077
Net Income	22,240	26,842	50,964	51,761
Net income attributable to non-controlling interest	(787)	(3,602)	(2,474)	(5,948)
Net Income attributable to stockholders of Navigator Holdings Ltd.	$ 21,453	$ 23,240	$ 48,490	$ 45,813
Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic (in dollars per share)	$ 0.31	$ 0.32	$ 0.70	$ 0.63
Diluted (in dollars per share)	$ 0.31	$ 0.32	$ 0.69	$ 0.62
Weighted average number of shares outstanding in the period:
Basic (in shares)	68,808,277	72,458,773	69,097,844	72,834,272
Diluted (in shares)	69,502,347	72,883,133	69,810,951	73,320,149